Offerings - Offering: 1	Dec. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	650,000,000
Proposed Maximum Offering Price per Unit	0.99926
Maximum Aggregate Offering Price	$ 649,519,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,698.57
Offering Note	None